DEPOSITS	12 Months Ended
Dec. 31, 2015
Deposits [Abstract]
DEPOSITS

NOTE 8 - DEPOSITS

Deposits are summarized as follows:

	At December 31,
	2015	2014
Noninterest-bearing	$69,296,354	$68,170,743
Interest-bearing transaction accounts	300,782,040	285,437,812
Savings	29,907,675	29,070,422
Time	133,172,224	127,627,662

	$533,158,293	$510,306,639

Included in time deposits were approximately $10,781,000 and $13,872,000 of brokered deposits at December 31, 2015 and 2014, respectively. Included in interest-bearing transaction accounts were approximately $59,670,000 and $83,281,000 of brokered deposits at December 31, 2015 and 2014, respectively.

Interest expense on deposits is summarized as follows:

	Year Ended
	December 31,
	2015	2014
Interest-bearing transaction accounts	$651,465	$738,536
Savings	50,662	50,422
Time	1,459,810	1,385,108

	$2,161,937	$2,174,066

Time deposits that meet or exceed the FDIC Insurance limit of $250,000 at year-end 2015 and 2014 were approximately $26,159,000 and $19,643,000.

At December 31, 2015, the scheduled maturities of time deposits were as follows:

Year Ending December 31,	Amount
2016	$60,831,144
2017	33,735,619
2018	21,398,998
2019	4,149,552
2020	12,473,886
Thereafter	583,025

$133,172,224